Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Operating Leased Assets [Line Items]
2014	$ 2,140	12,956
2015	1,765	10,682
2016	993	6,013
2017	616	3,728
2018	329	1,991
Operating Leases, Future Minimum Payments Due, Total	$ 5,843	35,370